Segment reporting (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of operating segments [line items]
External customers	₨ 44,877	$ 474	₨ 39,886	₨ 35,634
Unallocated expenses:
Depreciation and amortization	(7,274)	(77)	(5,633)	(4,773)
Other income / (expense), net	376	4	363	379
Finance income	1	0	13	0
Finance expenses	(3,963)		(2,744)	(2,204)
Profit / (loss) before tax	(941)	(11)	(286)	352
Tax (expense) / benefit	(425)	(4)	(499)	(183)
Profit/(Loss) for the year	(1,366)	$ (15)	(785)	169
Network Connectivity Services
Disclosure of operating segments [line items]
External customers	17,634		15,781	14,661
Intersegment revenues	0		0	0
Operating expenses	(14,309)		(13,920)	(12,319)
Intersegment expenses	(252)		(252)	(252)
Segment operating income / (loss)	3,073		1,609	2,090
Unallocated expenses:
Depreciation and amortization	(2,452)		(2,176)	(1,980)
Data center services
Disclosure of operating segments [line items]
External customers	17,519		14,196	11,054
Intersegment revenues	88		88	88
Operating expenses	(9,544)		(7,768)	(6,425)
Intersegment expenses	0		0	0
Segment operating income / (loss)	8,063		6,516	4,717
Unallocated expenses:
Depreciation and amortization	(4,474)		(3,145)	(2,541)
Digital services
Disclosure of operating segments [line items]
External customers	9,724		9,909	9,919
Intersegment revenues	222		221	221
Operating expenses	(10,790)		(10,612)	(10,105)
Intersegment expenses	(58)		(57)	(57)
Segment operating income / (loss)	(902)		(539)	(22)
Unallocated expenses:
Depreciation and amortization	(348)		(312)	(252)
Total Segments [Member]
Disclosure of operating segments [line items]
External customers	44,877		39,886	35,634
Intersegment revenues	310		309	309
Operating expenses	(34,643)		(32,300)	(28,849)
Intersegment expenses	(310)		(309)	(309)
Segment operating income / (loss)	10,234		7,586	6,785
Unallocated expenses:
Support service unit costs	(349)		(59)	9
Depreciation and amortization	(7,274)		(5,633)	(4,773)
Other income / (expense), net	410		551	535
Finance income	1		13	0
Finance expenses	(3,963)		(2,744)	(2,204)
Profit / (loss) before tax	(941)		(286)	352
Tax (expense) / benefit	(425)		(499)	(183)
Profit/(Loss) for the year	₨ (1,366)		₨ (785)	₨ 169